Derivative Warrant Liabilities (Details) - DiamondHead Holdings Corp. - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of significant accounting policies
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days
Public Warrants
Summary of significant accounting policies
Sale of Private Placement Warrants (in shares)	8,625,000
Minimum threshold written notice period for redemption of public warrants	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months
Public Warrants expiration term	5 years
Threshold period for filling registration statement after business combination	15 days
Maximum threshold period for registration statement to become effective after business combination	60 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Share price	$ 9.20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Private Placement Warrants
Summary of significant accounting policies
Sale of Private Placement Warrants (in shares)		5,933,333
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Public Warrants
Summary of significant accounting policies
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01
Redemption period	30 days
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Threshold number of business days before sending notice of redemption to warrant holders	3 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 | Public Warrants
Summary of significant accounting policies
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10
Redemption period	30 days
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days